RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2021
Schedule of key management personnel compensation

	For the year ended November 30,
	2021	2020	2019
	$	$	$
Management and directors salaries and fees	688,979	463,251	421,071
Management and directors salaries and fees in discontinued operations	-	19,000	26,000
Share-based compensation	1,290,308	1,195,333	676,184
Interest expense	-	-	3,880
key management personnel compensation	1,979,287	1,677,584	1,127,135